Summary of significant accounting policies - Significant property and equipment (Details)	6 Months Ended
Jun. 30, 2022
Buildings
Estimated useful lives for significant property and equipment
Plant and equipment useful life	20 years
Machinery and equipment | Minimum
Estimated useful lives for significant property and equipment
Plant and equipment useful life	5 years
Machinery and equipment | Maximum
Estimated useful lives for significant property and equipment
Plant and equipment useful life	10 years
Transportation equipment | Minimum
Estimated useful lives for significant property and equipment
Plant and equipment useful life	4 years
Transportation equipment | Maximum
Estimated useful lives for significant property and equipment
Plant and equipment useful life	5 years
Office equipment | Minimum
Estimated useful lives for significant property and equipment
Plant and equipment useful life	4 years
Office equipment | Maximum
Estimated useful lives for significant property and equipment
Plant and equipment useful life	5 years
Electronic equipment | Minimum
Estimated useful lives for significant property and equipment
Plant and equipment useful life	3 years
Electronic equipment | Maximum
Estimated useful lives for significant property and equipment
Plant and equipment useful life	5 years